Property, Plant and Equipment, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
Property, plant and equipment, net consisted of the following (in thousands):

	September 30, 2019	December 31, 2018
Buildings and leasehold improvements	$2,812	$4,614
Land	17,600	19,394
Construction equipment	178,239	175,298
Office equipment, furniture and fixtures	3,449	2,994
Vehicles	5,985	4,991
	208,085	207,291
Accumulated depreciation	(56,301)	(31,113)
Property, plant and equipment, net	$151,784	$176,178

The assets’ estimated lives used in computing depreciation for property, plant and equipment are as follows:

Buildings and leasehold improvements	2 to 39 years
Construction equipment	3 to 15 years
Office equipment, furniture and fixtures	3 to 7 years
Vehicles	3 to 5 years
Property, plant and equipment, net consisted of the following as of the dates indicated:

	December 31,
(in thousands)	2018	2017
Buildings and leasehold improvements	$4,614	$416
Land	19,394	—
Construction equipment	175,298	46,404
Office equipment, furniture and fixtures	2,994	1,451
Vehicles	4,991	404
Total property, plant and equipment	207,291	48,675
Accumulated depreciation	(31,113)	(17,770)
Property, plant and equipment, net	$176,178	$30,905